Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Russell Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve principal and provide liquidity and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

               The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

		The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and (ii) debt securities that are guaranteed under current or future U.S. government programs. The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable $1.00 Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Money Market Securities (Including Commercial Paper). Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset-Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund' s portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.
               Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund’s Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 1.34% (3Q/07) Lowest Quarterly Return: 0.00% (4Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund’s average annual returns for the periods shown. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance is no indication of future results. More current performance information is available at www.russell.com.
Russell Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	808
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	1.86%
Russell Money Market Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%	[1]
1 Year	rr_ExpenseExampleYear01	30
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	673
2003	rr_AnnualReturn2003	1.12%
2004	rr_AnnualReturn2004	1.32%
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	5.05%
2007	rr_AnnualReturn2007	5.37%
2008	rr_AnnualReturn2008	2.93%
2009	rr_AnnualReturn2009	0.25%
2010	rr_AnnualReturn2010	0.09%
2011	rr_AnnualReturn2011	0.00%
2012	rr_AnnualReturn2012	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	1.92%

[1]	Until February 28, 2014, Russell Investment Management Company (“RIMCo”) has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2014, Russell Fund Services Company (“RFSC”) has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval. “Less Fee Waivers and Expense Reimbursements” and “Net Annual Fund Operating Expenses” have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended October 31, 2012.